UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 96.1%

EUROPE — 50.0%
Germany — 8.5%
Aareal Bank AG**	87,600	$1,769,431
Adidas AG	37,524	2,929,694
Bayerische Motoren Werke AG	19,799	1,780,561
Dialog Semiconductor PLC**	143,542	3,506,277
ElringKlinger AG	40,333	1,154,923
GEA Group AG	85,028	2,932,587
Hugo Boss AG — Pref.	27,078	3,120,982
Infineon Technologies AG	277,949	2,841,805

		20,036,260

United Kingdom — 7.5%
Aggreko PLC	69,078	2,486,012
Amarin Corp. PLC — ADR**	98,550	1,115,586
Antofagasta PLC	59,550	1,097,274
ARM Holdings PLC	320,922	3,038,800
Petrofac, Ltd.	119,520	3,326,372
Rolls-Royce Holdings PLC**	286,170	3,716,731
Telecity Group PLC**	237,950	2,805,009

		17,585,784

Switzerland — 5.2%
ABB, Ltd.**	154,867	3,177,287
Dufry AG**	28,716	3,753,725
Syngenta AG	7,731	2,672,920
Temenos Group AG**	144,669	2,676,385

		12,280,317

France — 4.7%
Remy Cointreau SA	53,049	5,391,288
Technip SA	25,183	2,966,717
Zodiac Aerospace	25,167	2,620,451

		10,978,456

Denmark — 4.7%
Christian Hansen Holding AS	113,160	2,928,632
FLSmidth & Co. AS	28,040	1,968,001
Novo Nordisk AS — B	27,202	3,766,206
Novozymes AS — B	78,090	2,274,330

		10,937,169

Italy — 3.8%
Azimut Holding SpA	161,470	1,754,055
Davide Campari-Milano SpA	316,922	2,157,787
Saipem SpA	46,953	2,425,332
Salvatore Ferragamo Italia SpA**	128,800	2,669,483

		9,006,657

Russia — 3.8%
NovaTek — SP GDR	24,230	3,283,165
Sberbank RF — SP ADR	326,381	4,190,732
Uralkali — SP GDR	40,454	1,525,520

		8,999,417

Finland — 2.9%
Konecranes OYJ	60,510	1,589,841
Nokian Renkaat OYJ	109,340	5,328,537

		6,918,378

Sweden — 2.2%
Sandvik AB	202,250	2,919,507

	Number of Shares	Market Value (Note A)

Tele2 AB — B	112,710	$2,299,926

		5,219,433

Ireland — 2.1%
Elan Corp. PLC — SP ADR**	112,888	1,694,449
Shire PLC	98,784	3,191,677

		4,886,126

Netherlands — 1.9%
Koninklijke Vopak NV	41,440	2,387,336
NXP Semiconductors NV**	79,350	2,111,504

		4,498,840

Norway — 1.5%
Det Norske Oljeselskap ASA**	72,060	1,116,694
Telenor ASA	131,500	2,438,456

		3,555,150

Portugal — 1.2%
Jeronimo Martins SGPS SA	134,570	2,741,510

Total EUROPE		117,643,497

FAR EAST — 28.7%
China — 11.8%
Anhui Conch Cement Co., Ltd. — H	315,061	998,062
Baidu, Inc. — SP ADR**	23,873	3,479,967
Brilliance China Automotive Holdings, Ltd.**	1,045,906	1,131,357
China Life Insurance Co., Ltd. — H	740,330	1,921,004
CSR Corp., Ltd. — H	2,397,840	1,636,530
Emperor Watch & Jewellery, Ltd.	7,959,152	1,260,665
Golden Eagle Retail Group, Ltd.	665,730	1,700,856
Hengan International Group Co., Ltd.	419,169	4,237,274
Nine Dragons Paper Holdings, Ltd.	1,376,658	1,129,258
Sa Sa International Holdings, Ltd.	4,115,681	2,384,965
Sands China, Ltd.	607,143	2,372,889
Sany Heavy Equipment International Holdings Co., Ltd.	2,618,667	1,979,457
Want Want China Holdings, Ltd.	3,089,315	3,453,104

		27,685,388

Japan — 6.6%
Chiyoda Corp.	130,203	1,653,297
Dena Co., Ltd.	39,718	1,100,319
FANUC Corp.	12,554	2,226,564
Honda Motor Co., Ltd.	61,846	2,349,954
Komatsu, Ltd.	69,337	1,976,151
M3, Inc.	288	1,043,856
Nabtesco Corp.	125,983	2,584,501
Sanrio Co., Ltd.	34,944	1,363,648
Sumco Corp.**	109,669	1,334,260

		15,632,550

Australia — 6.1%
Boart Longyear, Ltd.	266,600	1,148,817
Campbell Brothers, Ltd.	14,960	1,041,818
Coca-Cola Amatil, Ltd.	175,479	2,266,673

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Fortescue Metals Group, Ltd.	261,640	$1,574,627
Iluka Resources, Ltd.	185,914	3,425,984
Insurance Australia Group, Ltd.	553,120	1,948,030
Monadelphous Group, Ltd.	118,780	2,940,617

		14,346,566

South Korea — 1.7%
Samsung Engineering Co., Ltd.	5,500	1,174,705
Seegene, Inc.**	46,010	2,838,444

		4,013,149

Philippines — 1.0%
Metropolitan Bank & Trust	1,181,820	2,404,378
India — 0.8%
Tata Motors, Ltd. — SP ADR	67,950	1,832,612
Indonesia — 0.7%
PT Gudang Garam Tbk	260,309	1,567,149

Total FAR EAST		67,481,792

NORTH AMERICA — 7.9%
Canada — 6.2%
B2Gold Corp.**	480,830	2,063,214
Crew Energy, Inc.**	85,690	817,854
Finning International, Inc.	44,802	1,233,857
Imax Corp.**	49,270	1,204,159
Intact Financial Corp.	38,200	2,299,008
New Gold, Inc.**	260,649	2,573,956
Suncor Energy, Inc.	82,420	2,692,935
Trilogy Energy Corp.	65,098	1,720,370

		14,605,353

United States — 1.7%
SXC Health Solutions Corp.**	54,786	4,106,759

Total NORTH AMERICA		18,712,112

SOUTH AMERICA — 7.3%
Brazil — 5.5%
CETIP SA	96,010	1,588,377
Cia. Hering SA	99,900	2,580,342
Gerdau SA — SP ADR	112,580	1,084,145
Itau Unibanco Holding SA — PREF ADR	123,074	2,361,790
OGX Petroleo e Gas Participacoes SA**	235,570	1,951,200
PDG Realty SA Empreendimentos e Participacoes	363,060	1,251,005
Vale SA — SP ADR	91,258	2,129,049

		12,945,908

Chile — 1.0%
Sociedad Quimica y Minera de Chile SA — SP ADR	40,320	2,365,574
Argentina — 0.8%
MercadoLibre, Inc.	18,612	1,820,068

Total SOUTH AMERICA		17,131,550

MIDDLE EAST — 2.2%
Israel — 2.2%
Check Point Software Technologies, Ltd.**	46,254	2,952,855

	Number of Shares	Market Value (Note A)

Teva Pharmaceutical Industries, Ltd. — SP ADR	51,110	$2,303,017

		5,255,872

Total MIDDLE EAST		5,255,872

Total EQUITY SECURITIES (Cost $189,019,555)		226,224,823

TOTAL INVESTMENTS (COST $189,019,555)	96.1%	$226,224,823
Other Assets In Excess Of Liabilities	3.9%	9,147,762

Net Assets	100.0%	$235,372,585

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$190,922,715

Gross Appreciation	$42,418,171
Gross Depreciation	(7,116,063)

Net Appreciation	$35,302,108

**	Non-income producing security

ADR	—	American Depository Receipt
PREF ADR	—	Preferred American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 93.9%

FAR EAST — 55.4%
China — 18.0%
51Job, Inc. — ADR**	45,633	$2,594,692
Baidu, Inc. — SP ADR**	158,311	23,076,994
Beijing Enterprises Holdings, Ltd.	897,360	5,471,602
China Mobile, Ltd.	2,122,500	23,355,413
China Petroleum & Chemical Corp. — H	3,091,765	3,368,252
CNOOC, Ltd.	1,630,099	3,350,230
Golden Eagle Retail Group, Ltd.	2,014,482	5,146,747
Great Wall Motor Co., Ltd. — H	2,605,637	5,066,624
Hengan International Group Co., Ltd.	1,146,500	11,589,681
Industrial & Commercial Bank of China, Ltd. — H	37,174,219	23,983,213
Lee & Man Paper Manufacturing, Ltd.	8,983,416	4,187,722
Lenovo Group, Ltd.	7,890,000	7,102,021
Sands China, Ltd.	3,764,491	14,712,712
Want Want China Holdings, Ltd.	14,936,243	16,695,094
Zhuzhou CSR Times Electric Co., Ltd. — H	3,902,138	9,969,470

		159,670,467

South Korea — 11.3%
Hynix Semiconductor, Inc.**	252,830	6,526,877
Hyundai Heavy Industries Co., Ltd.	16,571	4,701,978
Kia Motors Corp.	231,079	15,112,267
LG Chem, Ltd.	16,668	5,442,973
LG Display Co., Ltd.	253,104	5,919,647
NHN Corp.	27,224	6,247,068
Samsung Electronics Co., Ltd.	24,499	27,568,267
Samsung Engineering Co., Ltd.	65,250	13,936,278
Seegene, Inc.**	159,831	9,860,277
Silicon Works Co., Ltd.	152,960	4,583,198

		99,898,830

Taiwan — 6.8%
Hiwin Technologies Corp.	824,000	9,296,854
Hon Hai Precision Industry Co., Ltd.	3,354,000	13,011,672
Quanta Computer, Inc.	5,290,000	13,854,783
Taiwan Semiconductor Manufacturing Co. Ltd. — SP ADR	1,543,633	23,586,712

		59,750,021

Indonesia — 5.4%
PT Gudang Garam Tbk	888,521	5,349,200
PT Harum Energy Tbk	5,596,599	4,988,220
PT Media Nusantara Citra Tbk	43,041,000	8,849,199
PT Semen Gresik Persero Tbk	14,098,077	18,886,859

	Number of Shares	Market Value (Note A)

PT Surya Semesta Internusa Tbk	87,315,000	$9,739,862

		47,813,340

India — 5.2%
ACC, Ltd.	338,384	9,029,662
Cairn India, Ltd.**	1,171,348	7,677,164
Hexaware Technologies, Ltd.	1,110,429	2,551,295
ITC, Ltd.	1,503,200	6,694,986
Jubilant Foodworks, Ltd.**	302,708	6,988,517
Tata Motors, Ltd.	2,450,805	13,241,419

		46,183,043

Philippines — 3.4%
Bank of Philippine Islands	5,503,559	9,485,580
Philippine Long Distance Telephone Co.	122,227	7,686,337
Security Bank Corp.	1,969,590	6,559,948
SM Investments Corp.	409,667	6,297,431

		30,029,296

Thailand — 2.8%
BEC World Public Co., Ltd. — NVDR	2,066,026	3,415,472
CP All Public Co., Ltd. — NVDR	2,531,456	5,374,728
Siam Cement Public Co., Ltd. — NVDR	567,300	6,528,088
Siam Commercial Bank Public Co., Ltd. — NVDR	2,036,364	9,472,228

		24,790,516

Malaysia — 2.5%
Axiata Group BHD	5,265,300	8,937,346
Public Bank BHD	3,022,300	13,456,560

		22,393,906

Total FAR EAST		490,529,419

SOUTH AMERICA — 15.4%
Brazil — 12.6%
Banco Bradesco SA — ADR	856,058	14,981,015
Banco Bradesco SA — Pref.	837,742	14,593,769
BR Malls Participacoes SA	724,940	9,372,256
CETIP SA	1,070,279	17,706,552
Gerdau SA — Pref.	839,933	8,033,762
Iochpe-Maxion SA	226,997	4,476,645
Mills Estruturas e Servicos de Engenharia SA	257,118	3,281,848
OdontoPrev SA	551,457	9,274,278
OGX Petroleo e Gas Participacoes SA**	2,464,423	20,412,543
Vale SA — SP ADR	384,089	8,960,796

		111,093,464

Peru — 1.4%
Credicorp, Ltd.	94,125	12,407,557
Colombia — 0.8%
Ecopetrol SA — SP ADR	114,742	7,009,589
Argentina — 0.6%
MercadoLibre, Inc.	57,665	5,639,060

Total SOUTH AMERICA		136,149,670

EUROPE — 10.3%
Russia — 4.8%
Mail.ru Group, Ltd.**	156,758	6,184,103
NovaTek — SP GDR	92,711	12,562,341
Sberbank RF	2,604,810	8,413,536

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Sberbank RF — SP ADR	1,212,294	$15,565,855

		42,725,835

United Kingdom — 2.9%
Petrofac, Ltd.	456,053	12,692,453
Tullow Oil PLC	539,834	13,185,004

		25,877,457

Luxembourg — 1.4%
Tenaris SA — ADR	322,625	12,333,954
Turkey — 0.7%
Turkiye Garanti Bankasi AS	1,559,302	6,176,666
Austria — 0.5%
Erste Group Bank AG	193,249	4,456,281

Total EUROPE		91,570,193

AFRICA — 5.1%
South Africa — 4.7%
Kumba Iron Ore, Ltd.	130,502	8,949,365
Life Healthcare Group Holdings, Ltd.	4,022,568	13,109,660
Mr. Price Group, Ltd.	746,515	9,180,840
Sasol, Ltd.	132,904	6,419,102
Vodacom Group, Ltd.	318,786	4,494,421

		42,153,388

Nigeria — 0.4%
Zenith Bank PLC	41,151,245	3,235,735

Total AFRICA		45,389,123

NORTH AMERICA — 4.2%
Mexico — 3.2%
Fomento Economico Mexicano SAB de CV — SP ADR	146,513	12,053,624
Grupo Aeroportuario del Sureste SAB de CV — ADR	126,534	8,670,110
Wal-Mart de Mexico SAB de CV — V	2,256,800	7,572,764

		28,296,498

Canada — 1.0%
B2Gold Corp.**	2,159,684	9,267,079

Total NORTH AMERICA		37,563,577

MIDDLE EAST — 3.0%
Qatar — 1.6%
Industries Qatar QSC	164,831	6,360,548
Qatar National Bank SAQ	215,904	8,011,159

		14,371,707

United Arab Emirates — 0.9%
Dragon Oil PLC	737,821	7,364,048
Egypt — 0.5%
Commercial International Bank Egypt SAE	1,046,125	4,324,792

Total MIDDLE EAST		26,060,547

CENTRAL AMERICA — 0.5%
Panama — 0.5%
Copa Holdings SA — A	57,659	4,566,593

Total CENTRAL AMERICA		4,566,593

Total EQUITY SECURITIES (Cost $732,865,107)		831,829,122

TOTAL INVESTMENTS (COST $732,865,107)	93.9%	$831,829,122
Other Assets In Excess Of Liabilities	6.1%	53,904,076

Net Assets	100.0%	$885,733,198

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$744,887,566

Gross Appreciation	$104,031,820
Gross Depreciation	(17,090,264)

Net Appreciation	$86,941,556

**	Non-income producing security

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 89.2%

FAR EAST — 48.0%
China — 12.6%
China Lilang, Ltd.	568,000	$606,360
Daphne International Holdings, Ltd.	1,086,538	1,488,725
Hilong Holding, Ltd.	2,704,000	713,819
Lee & Man Paper Manufacturing, Ltd.	712,284	332,039
Shenguan Holdings Group, Ltd.	1,062,000	629,086
Stella International Holdings, Ltd.	261,500	634,425
Vinda International Holdings, Ltd.	705,973	1,090,931
Zhuzhou CSR Times Electric Co., Ltd. — H	374,021	955,576

		6,450,961

South Korea — 8.4%
Cosmax, Inc.	47,000	757,028
ICD Co., Ltd.**	23,448	584,622
Kolao Holdings	79,800	760,637
LG Fashion Corp.	12,470	439,677
Seegene, Inc.**	14,858	916,618
Silicon Works Co., Ltd.	28,370	850,061

		4,308,643

Indonesia — 8.0%
PT Harum Energy Tbk	774,000	689,862
PT Indomobil Sukses Internasional Tbk**	366,000	604,396
PT Jasa Marga Tbk	1,447,000	814,966
PT Media Nusantara Citra Tbk	3,725,000	765,857
PT Mitra Adiperkasa Tbk	975,500	677,431
PT Surya Semesta Internusa Tbk	4,952,500	552,444

		4,104,956

Thailand — 5.2%
Dynasty Ceramic PCL — NVDR	190,200	402,287
Home Products Center PCL — NVDR	1,598,200	720,097
Siam Makro PCL — NVDR	75,563	876,874
Supalai PCL — NVDR	1,366,900	691,204

		2,690,462

Taiwan — 4.5%
Compal Communications, Inc.	214,000	371,234
CTCI Corp.	557,000	921,901
Hiwin Technologies Corp.	58,000	654,390
Kinsus Interconnect Technology Corp.	113,000	362,188

		2,309,713

Philippines — 3.8%
Ayala Land, Inc.	518,500	250,585
Security Bank Corp.	199,954	665,970
Universal Robina Corp.	717,590	1,052,944

		1,969,499

Cambodia — 2.3%
NagaCorp, Ltd.	2,600,000	1,181,887
Singapore — 1.9%
Parkson Retail Asia, Ltd.**	825,000	958,196

	Number of Shares	Market Value (Note A)

Malaysia — 1.3%
Padini Holdings BHD	1,397,600	$661,505

Total FAR EAST		24,635,822

SOUTH AMERICA — 13.6%
Brazil — 13.6%
Arezzo Industria e Comercio SA	20,900	358,590
Banco ABC Brasil SA — Pref.	121,800	886,085
BR Properties SA	52,673	672,894
Brasil Brokers Participacoes SA	142,600	616,349
CETIP SA	26,900	445,030
Cia. Hering SA	9,611	248,245
Marcopolo SA — Pref.	97,600	496,167
Mills Estruturas e Servicos de Engenharia SA	40,400	513,451
OdontoPrev SA	63,200	1,062,883
Qualicorp SA**	89,800	771,352
Raia Drogasil SA	91,000	873,883

		6,944,929

Total SOUTH AMERICA		6,944,929

EUROPE — 10.5%
United Kingdom — 4.5%
Chariot Oil & Gas, Ltd.**	217,499	688,816
Ophir Energy PLC**	198,728	1,613,155

		2,301,971

Turkey — 2.0%
Bizim Toptan Satis
Magazalari AS	48,711	665,496
Koza Altin Isletmeleri AS	18,859	357,647

		1,023,143

Kazakhstan — 1.8%
Halyk Savings Bank of Kazakhstan — GDR**	139,688	907,972
Russia — 1.3%
RusPetro PLC**	197,473	682,248
Norway — 0.9%
Electromagnetic GeoServices AS**	163,769	483,133

Total EUROPE		5,398,467

AFRICA — 7.2%
South Africa — 5.3%
Capitec Bank Holdings, Ltd.	33,183	886,783
Life Healthcare Group Holdings, Ltd.	225,775	735,807
The Spar Group, Ltd.	72,909	1,100,146

		2,722,736

Nigeria — 1.9%
Guaranty Trust Bank PLC	6,590,741	563,786
Zenith Bank PLC	4,889,054	384,428

		948,214

Total AFRICA		3,670,950

NORTH AMERICA — 6.6%
Mexico — 3.2%
Banregio Grupo Financiero SAB de CV	301,343	821,087
Genomma Lab Internacional SAB de CV — B**	203,600	372,387

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares/ Contracts	Market Value (Note A)

Grupo Aeroportuario del Sureste SAB de CV — ADR	6,170	$422,768

		1,616,242

United States — 2.4%
First Cash Financial Services, Inc.**	18,032	773,393
Tahoe Resources, Inc.**	21,493	452,938

		1,226,331

Canada — 1.0%
B2Gold Corp.**	123,145	528,408

Total NORTH AMERICA		3,370,981

MIDDLE EAST — 3.3%
United Arab Emirates — 1.7%
Lamprell PLC	165,122	905,107
Egypt — 1.6%
Commercial International Bank Egypt SAE	115,841	478,899
Juhayna Food Industries**	444,213	323,599

		802,498

Total MIDDLE EAST		1,707,605

Total EQUITY SECURITIES (Cost $39,703,139)		45,728,754

EQUITY CERTIFICATES — 6.7%

FAR EAST — 6.7%
India — 6.7%
Bharat Forge, Ltd.†	78,453	492,863
Hexaware Technologies, Ltd.†	210,151	482,838
Housing Development & Infrastructure, Ltd.**†	164,112	275,909
IRB Infrastructure Developers, Ltd.†	161,029	590,603
Jubilant Foodworks, Ltd.**†	29,852	689,183
Rural Electrification Corp., Ltd.†	91,238	367,853
Yes Bank, Ltd.†	74,674	540,578

Total FAR EAST		3,439,827

Total EQUITY CERTIFICATES (Cost $3,169,939)		3,439,827

PURCHASED PUT OPTIONS* — 0.5%

iShares MSCI Emerging Markets Index Fund, Exercise Price: $42.00, Expiration Date April, 2012**	2,000	120,000
iShares MSCI Brazil Index Fund, Exercise Price: $65.00, Expiration Date April, 2012**	500	84,500
Materials Select Sector SPDR Fund, Exercise Price: $36.00, Expiration Date April, 2012**	1,500	57,000

Total PURCHASED PUT OPTIONS (Cost $333,933)		261,500

	Number of Shares/ Contracts	Market Value (Note A)

TOTAL INVESTMENTS (COST $43,207,011)	96.4%	$49,430,081
Other Assets In Excess Of Liabilities	3.6%	1,867,011

Net Assets	100.0%	$51,297,092

SECURITIES SOLD SHORT

WRITTEN PUT OPTIONS* — (0.2%)

iShares MSCI Brazil Index Fund, Exercise Price: $60.00, Expiration Date April, 2012**	(500)	$(16,500)
Materials Select Sector SPDR Fund, Exercise Price: $34.00, Expiration Date April, 2012**	(1,500)	(19,500)
iShares MSCI Emerging Markets Index Fund, Exercise Price: $40.00, Expiration Date April, 2012**	(2,000)	(44,000)

Total WRITTEN PUT OPTIONS (Proceeds $163,129)		(80,000)

Total SECURITIES SOLD SHORT (Proceeds $163,129)	(0.2)%	$(80,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$43,513,874

Gross Appreciation	$6,882,948
Gross Depreciation	(966,741)

Net Appreciation	$5,916,207

*	The primary risk exposure is equity contracts.
**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2012, the value of these restricted securities amounted to $3,439,827 or 6.7% of net assets.

Additional information on each restricted security is as follows:

Security	Acquisition Date(s)	Acquisition Cost

Bharat Forge, Ltd.	03/13/12 to 03/15/12	$521,406
Hexware Technologies, Ltd.	02/06/12 to 02/29/12	$444,113
Housing Development & Infrastructure, Ltd.	02/15/12	$366,298
IRB Infrastructure Developers, Ltd.	10/05/11 to 02/06/12	$532,740
Jubilant Foodworks, Ltd.	09/15/11 to 01/18/12	$506,649
Rural Electrification Corp., Ltd.	01/27/12 to 01/31/12	$353,289
Yes Bank, Ltd.	08/22/11 to 02/28/12	$445,444

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 95.8%

EUROPE — 44.8%
United Kingdom — 24.2%
APR Energy PLC	250,189	$3,781,647
Ashtead Group PLC	592,587	2,449,208
ASOS PLC**	134,661	3,838,226
Aveva Group PLC	59,719	1,582,763
Babcock International Group PLC	418,772	5,335,123
Croda International PLC	78,045	2,628,963
Domino’s Pizza UK & IRL PLC	342,762	2,366,220
DS Smith PLC	894,969	2,563,802
Fenner PLC	699,063	4,847,149
IG Group Holdings PLC	353,557	2,544,796
IMI PLC	161,716	2,515,496
Melrose PLC	844,706	5,716,492
Moneysupermarket.com Group PLC	756,788	1,536,091
Morgan Crucible Co., PLC	471,413	2,427,943
Rightmove PLC	87,023	2,021,071
Rotork PLC	115,999	3,801,694
Spirent Communications PLC	341,646	877,066
Telecity Group PLC**	563,837	6,646,638
WH Smith PLC	293,511	2,558,597

		60,038,985

Germany — 8.6%
Delticom AG	26,503	2,824,244
Deutsche Wohnen AG	179,103	2,646,689
Dialog Semiconductor PLC**	186,837	4,563,837
ElringKlinger AG	43,575	1,247,756
Gerresheimer AG	54,749	2,395,027
Gerry Weber International AG	69,157	2,653,605
Gildemeister AG	126,443	2,476,447
Wirecard AG	134,590	2,562,414

		21,370,019

Switzerland — 2.6%
Dufry AG**	26,105	3,412,418
Temenos Group AG**	159,522	2,951,166

		6,363,584

Spain — 2.2%
Viscofan SA	121,050	5,416,487
Norway — 1.9%
Electromagnetic GeoServices AS**	535,952	1,581,104
Opera Software ASA	463,136	3,114,818

		4,695,922

Denmark — 1.2%
Christian Hansen Holding AS	116,520	3,015,591
Sweden — 1.1%
Elekta AB — B	53,638	2,715,222
France — 1.1%
Ingenico SA	28,969	1,402,685
Inside Secure SA**	100,866	1,220,148

		2,622,833

Netherlands — 0.8%
Gemalto NV	31,276	2,064,377

	Number of Shares	Market Value (Note A)

Finland — 0.7%
Konecranes OYJ	67,277	$1,767,637
Ireland — 0.4%
Kenmare Resources PLC**	1,317,025	1,056,443

Total EUROPE		111,127,100

FAR EAST — 33.5%
Japan — 9.0%
Anritsu Corp.	173,000	2,265,700
CyberAgent, Inc.	839	2,189,489
M3, Inc.	352	1,275,825
Pioneer Corp.**	355,400	1,816,288
Sanrio Co., Ltd.	30,589	1,193,699
Sawai Pharmaceutical Co., Ltd.	36,596	3,877,575
Shinko Electric Industries Co., Ltd.	132,800	1,296,392
Sugi Holdings Co., Ltd.	88,688	2,711,965
The Yokohama Rubber Co., Ltd.	191,000	1,375,329
TS Tech Co., Ltd.	101,100	1,982,425
United Arrows, Ltd.	114,238	2,394,623

		22,379,310

China — 7.9%
China Liansu Group Holdings, Ltd.	3,882,000	2,449,511
Daphne International Holdings, Ltd.	1,989,161	2,725,457
I.T, Ltd.	615,554	359,081
Lee & Man Paper Manufacturing, Ltd.	2,352,864	1,096,814
Melco International Development, Ltd.	2,506,000	2,394,488
Sa Sa International Holdings, Ltd.	2,413,333	1,398,484
SmarTone Telecommunications Holding, Ltd.	1,083,865	2,224,802
Trinity, Ltd.	1,408,686	1,159,158
Vinda International Holdings, Ltd.	2,312,265	3,573,112
Zhuzhou CSR Times Electric Co., Ltd. — H	890,446	2,274,977

		19,655,884

Australia — 5.1%
Ausdrill, Ltd.	598,141	2,608,453
Boart Longyear, Ltd.	542,821	2,339,092
Bradken, Ltd.	294,298	2,615,603
Campbell Brothers, Ltd.	37,798	2,632,263
Monadelphous Group, Ltd.	99,481	2,462,835

		12,658,246

South Korea — 4.1%
Cheil Worldwide, Inc.	76,520	1,222,375
ICD Co., Ltd.**	65,448	1,631,796
Seegene, Inc.**	40,195	2,479,706
Silicon Works Co., Ltd.	80,757	2,419,752
Simm Tech Co., Ltd.	198,046	2,508,239

		10,261,868

Indonesia — 2.6%
PT Harum Energy Tbk	2,573,000	2,293,302
PT Indomobil Sukses Internasional Tbk	788,500	1,302,094

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

PT Mitra Adiperkasa Tbk	4,100,000	$2,847,222

		6,442,618

Philippines — 2.1%
Alliance Global Group, Inc.	8,847,100	2,596,331
Metropolitan Bank & Trust	1,312,729	2,670,709

		5,267,040

Singapore — 1.3%
Biosensors International Group, Ltd.**	1,025,083	1,227,278
Cape PLC	291,677	1,924,919

		3,152,197

Thailand — 0.9%
LPN Development PCL — NVDR	4,517,264	2,269,614
Malaysia — 0.5%
IJM Corp. BHD	626,700	1,151,729

Total FAR EAST		83,238,506

NORTH AMERICA — 8.7%
Canada — 5.8%
B2Gold Corp.**	653,223	2,802,942
Canyon Services Group, Inc.	195,861	2,387,759
Cineplex, Inc.	114,917	3,295,028
Crew Energy, Inc.**	133,564	1,274,780
Legacy Oil + Gas, Inc.**	141,911	1,317,455
Primaris Retail REIT	112,538	2,441,548
Trilogy Energy Corp.	39,687	1,048,824

		14,568,336

Bermuda — 2.5%
Catlin Group, Ltd.	373,113	2,424,160
Lancashire Holdings, Ltd.	299,391	3,759,148

		6,183,308

Mexico — 0.4%
Genomma Lab Internacional SAB de CV — B**	540,375	988,352

Total NORTH AMERICA		21,739,996

AFRICA — 3.6%
South Africa — 3.6%
Capitec Bank Holdings, Ltd.	63,267	1,690,749
Life Healthcare Group Holdings, Ltd.	1,397,947	4,555,948
The Spar Group, Ltd.	173,260	2,614,372

		8,861,069

Total AFRICA		8,861,069

SOUTH AMERICA — 3.3%
Brazil — 3.3%
BR Properties SA	206,642	2,639,838
Brasil Brokers Participacoes SA	497,100	2,148,577
Cia. Hering SA	45,912	1,185,872
Even Construtora e Incorporadora SA	577,000	2,196,801

		8,171,088

Total SOUTH AMERICA		8,171,088

MIDDLE EAST — 1.0%
United Arab Emirates — 1.0%
Lamprell PLC	444,564	2,436,853

Total MIDDLE EAST		2,436,853

CENTRAL AMERICA — 0.9%
Panama — 0.9%
Copa Holdings SA — A	27,841	2,205,007

	Number of Shares	Market Value (Note A)

Total CENTRAL AMERICA		$2,205,007

Total EQUITY SECURITIES (Cost $217,219,739)		237,779,619

TOTAL INVESTMENTS (COST $217,219,739)	95.8%	$237,779,619
Other Assets In Excess Of Liabilities	4.2%	10,313,453

Net Assets	100.0%	$248,093,072

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$221,458,470

Gross Appreciation	$24,342,150
Gross Depreciation	(8,021,001)

Net Appreciation	$16,321,149

**	Non-income producing security

NVDR	—	Non-Voting Depository Receipt
REIT	—	Sponsored Global Depository Receipt

See accompanying Notes to the Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 93.2%

NORTH AMERICA — 56.0%
United States — 54.0%
Acme Packet, Inc.**	5,043	$138,783
Alexion Pharmaceuticals, Inc.**	5,799	538,495
Altera Corp.	7,026	279,775
Amazon.com, Inc.**	1,280	259,213
Apple Inc.**	2,160	1,294,855
Ariad Pharmaceuticals, Inc.**	10,743	171,351
Bristol-Myers Squibb Co.	21,079	711,416
Cameron International Corp.**	9,014	476,210
Carpenter Technology Corp.	9,573	499,998
Celgene Corp.**	2,997	232,328
Cerner Corp.**	4,380	333,581
Chart Industries, Inc.**	5,229	383,443
Costco Wholesale Corp.	4,444	403,515
Deckers Outdoor Corp.**	3,422	215,757
DSW, Inc. — A	6,693	366,576
Edwards Lifesciences Corp.**	4,998	363,505
Equinix, Inc.**	2,469	388,744
F5 Networks, Inc.**	2,627	354,540
Ford Motor Co.	28,168	351,818
Freeport-McMoRan Copper & Gold, Inc.	10,318	392,497
Gilead Sciences, Inc.**	4,838	236,336
GNC Holdings, Inc. — A	18,913	659,875
Google, Inc. — A**	395	253,290
Halliburton Co.	11,653	386,763
Joy Global, Inc.	3,780	277,830
MasterCard, Inc. — A	637	267,884
McDonald’s Corp.	5,307	520,617
Monster Beverage Corp.**	7,526	467,289
Nu Skin Enterprises, Inc. — A	7,735	447,934
NVIDIA Corp.**	15,196	233,866
Perrigo Co.	2,519	260,238
Pioneer Natural Resources Co.	3,501	390,677
Precision Castparts Corp.	2,738	473,400
priceline.com, Inc.**	498	357,315
Qualcomm, Inc.	8,916	606,466
Rackspace Hosting, Inc.**	6,677	385,864
Riverbed Technology, Inc.**	9,128	256,314
Ryder System, Inc.	4,775	252,120
Salesforce.com, Inc.**	2,487	384,266
Spirit Aerosystems Holdings, Inc. — A**	11,001	269,084
Starbucks Corp.	8,463	472,997
SXC Health Solutions Corp.**	6,621	496,310
Teradyne, Inc.**	13,979	236,105
Terex Corp.**	7,419	166,928
The Coca-Cola Co.	6,017	445,318
Tidewater, Inc.	8,629	466,139
Ulta Salon Cosmetics & Fragrance, Inc.	4,757	441,878
Under Armour, Inc. — A**	4,196	394,424
United Rentals, Inc.**	7,868	337,459

	Number of Shares	Market Value (Note A)

Whole Foods Market, Inc.	7,768	$646,298

		19,647,684

Mexico — 1.2%
Fresnillo PLC	16,874	431,296
Canada — 0.8%
New Gold, Inc.**	28,523	281,670

Total NORTH AMERICA		20,360,650

EUROPE — 22.4%
United Kingdom — 4.5%
Aggreko PLC	8,519	306,586
ARM Holdings PLC	29,017	274,761
Diageo PLC	18,954	455,508
Petrofac, Ltd.	21,637	602,181

		1,639,036

France — 4.4%
Remy Cointreau SA	7,704	782,946
Sodexo	4,519	371,023
Technip SA	3,754	442,245

		1,596,214

Germany — 3.3%
Bayerische Motoren Werke AG	3,814	343,000
GEA Group AG	12,477	430,327
Hugo Boss AG — Pref.	3,709	427,495

		1,200,822

Russia — 3.2%
NovaTek — SP GDR	2,351	318,561
Sberbank RF — SP ADR	42,433	544,840
Uralkali — SP GDR	8,185	308,656

		1,172,057

Portugal — 1.4%
Jeronimo Martins SGPS SA	24,658	502,342
Norway — 1.3%
Telenor ASA	25,897	480,218
Ireland — 1.3%
Shire PLC	14,816	478,700
Denmark — 1.2%
Novo Nordisk AS — B	3,136	434,189
Sweden — 1.0%
Sandvik AB	25,898	373,841
Switzerland — 0.8%
Temenos Group AG**	14,698	271,914

Total EUROPE		8,149,333

FAR EAST — 8.9%
China — 3.5%
Baidu, Inc. — SP ADR**	3,313	482,936
Sands China, Ltd.	91,525	357,706
Want Want China Holdings, Ltd.	391,153	437,214

		1,277,856

Japan — 3.1%
FANUC Corp.	2,073	367,665
Komatsu, Ltd.	12,350	351,983
Nabtesco Corp.	8,920	182,991
Sumco Corp.**	19,006	231,232

		1,133,871

Australia — 1.6%
Iluka Resources, Ltd.	31,738	584,861

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

India — 0.7%
Tata Motors, Ltd. — SP ADR	9,510	$256,485

Total FAR EAST		3,253,073

SOUTH AMERICA — 3.6%
Brazil — 2.9%
Itau Unibanco Holding SA — PREF ADR	12,780	245,248
OGX Petroleo e Gas Participacoes SA**	40,709	337,188
Vale SA — SP ADR	20,326	474,206

		1,056,642

Argentina — 0.7%
Banco Macro SA — ADR	12,625	247,576

Total SOUTH AMERICA		1,304,218

MIDDLE EAST — 2.3%
Israel — 2.3%
Check Point Software Technologies, Ltd.**	7,708	492,079
Teva Pharmaceutical Industries, Ltd. — SP ADR	7,720	347,863

		839,942

Total MIDDLE EAST		839,942

Total EQUITY SECURITIES (Cost $26,802,866)		33,907,216

TOTAL INVESTMENTS (COST $26,802,866)	93.2%	$33,907,216
Other Assets In Excess Of Liabilities	6.8%	2,489,616

Net Assets	100.0%	$36,396,832

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$27,398,204

Gross Appreciation	$7,529,045
Gross Depreciation	(1,020,033)

Net Appreciation	$6,509,012

**	Non-income producing security

ADR	—	American Depository Receipt
PREF ADR	—	Preferred American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt
SP GDR	—	Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 95.9%

INFORMATION TECHNOLOGY — 20.5%
Internet Software & Services — 6.8%
Bankrate, Inc.**	17,943	$444,089
Equinix, Inc.**	2,646	416,613
ExactTarget, Inc.**	1,201	31,226
MercadoLibre, Inc.	3,922	383,532
Rackspace Hosting, Inc.**	6,897	398,578

		1,674,038

Software — 5.2%
Check Point Software Technologies, Ltd.**	10,159	648,551
Netsuite, Inc.**	4,021	202,216
Red Hat, Inc.**	3,291	197,098
SolarWinds, Inc.**	6,261	241,988

		1,289,853

Semiconductors & Semiconductor Equipment — 4.8%
Altera Corp.	8,288	330,028
ARM Holdings PLC — SP ADR	11,807	334,020
NVIDIA Corp.**	23,472	361,234
NXP Semiconductors NV**	5,507	146,541

		1,171,823

Communications Equipment — 3.2%
F5 Networks, Inc.**	3,183	429,578
Riverbed Technology, Inc.**	12,868	361,333

		790,911

Electronic Equipment, Instruments & Components — 0.5%
IPG Photonics Corp.**	2,592	134,914

Total INFORMATION TECHNOLOGY		5,061,539

CONSUMER DISCRETIONARY — 16.9%
Specialty Retail — 8.1%
Bed Bath & Beyond, Inc.**	2,073	136,341
DSW, Inc. — A	6,386	349,761
GNC Holdings, Inc. — A	17,420	607,784
Penske Automotive Group, Inc.	9,552	235,266
Ross Stores, Inc.	6,179	359,000
Ulta Salon Cosmetics & Fragrance, Inc.	3,215	298,641

		1,986,793

Textiles, Apparel & Luxury Goods — 3.9%
Deckers Outdoor Corp.**	2,025	127,676
Fossil, Inc.**	740	97,665
Lululemon Athletica, Inc.**	1,614	120,534
Michael Kors Holdings, Ltd.**	6,322	294,542
Under Armour, Inc. — A**	3,513	330,222

		970,639

Hotels, Restaurants & Leisure — 2.3%
Life Time Fitness, Inc.**	4,813	243,393
Starwood Hotels & Resorts Worldwide, Inc.	5,846	329,773

		573,166

Leisure Equipment & Products — 1.9%
Mattel, Inc.	8,396	282,609

	Number of Shares	Market Value (Note A)

Polaris Industries, Inc.	2,540	$183,261

		465,870

Distributors — 0.7%
LKQ Corp.**	5,301	165,232

Total CONSUMER DISCRETIONARY		4,161,700

HEALTH CARE — 15.3%
Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc.**	6,770	628,662
Ariad Pharmaceuticals, Inc.**	7,475	119,226
BioMarin Pharmaceutical, Inc.**	7,576	259,478
Cubist Pharmaceuticals, Inc.**	7,655	331,079
Medivation, Inc.**	2,760	206,227

		1,544,672

Pharmaceuticals — 2.9%
Elan Corp. PLC — SP ADR**	12,257	183,978
Impax Laboratories, Inc.**	12,477	306,685
Perrigo Co.	2,316	239,266

		729,929

Health Care Technology — 2.6%
Cerner Corp.**	1,760	134,042
SXC Health Solutions Corp.**	6,718	503,581

		637,623

Health Care Equipment & Supplies — 2.1%
Edwards Lifesciences Corp.**	1,494	108,659
Intuitive Surgical, Inc.**	759	411,188

		519,847

Health Care Providers & Services — 1.4%
HMS Holdings Corp.**	10,951	341,781

Total HEALTH CARE		3,773,852

CONSUMER STAPLES — 12.5%
Beverages — 5.3%
Brown-Forman Corp. — B	4,715	393,184
Fortune Brands, Inc.**	5,954	348,726
Monster Beverage Corp.**	9,292	576,940

		1,318,850

Food Products — 2.7%
The Hershey Co.	6,420	393,739
TreeHouse Foods, Inc.**	4,387	261,027

		654,766

Household Products — 1.8%
Church & Dwight Co., Inc.	8,771	431,445
Food & Staples Retailing — 1.6%
Whole Foods Market, Inc.	4,766	396,531
Personal Products — 1.1%
Nu Skin Enterprises, Inc. — A	4,769	276,173

Total CONSUMER STAPLES		3,077,765

ENERGY — 10.9%
Oil, Gas & Consumable Fuels — 7.0%
Concho Resources, Inc.**	4,193	428,021
Laredo Petroleum Holdings, Inc.**	14,626	342,833

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

Pioneer Natural Resources Co.	5,835	$651,128
Plains Exploration & Production Co.**	7,387	315,056

		1,737,038

Energy Equipment & Services — 3.9%
Cameron International Corp.**	6,903	364,685
Gulfmark Offshore, Inc. — A**	13,082	601,249

		965,934

Total ENERGY		2,702,972

INDUSTRIALS — 10.5%
Road & Rail — 2.9%
Genesee & Wyoming, Inc. — A**	5,958	325,188
Ryder System, Inc.	7,218	381,110

		706,298

Machinery — 2.8%
Chart Industries, Inc.**	1,456	106,768
Joy Global, Inc.	1,868	137,298
SPX Corp.	2,404	186,382
Terex Corp.**	11,437	257,333

		687,781

Aerospace & Defense — 1.7%
Triumph Group, Inc.	6,908	432,855
Marine — 1.6%
Kirby Corp.**	5,917	389,279
Trading Companies & Distributors — 0.9%
United Rentals, Inc.**	5,285	226,674
Building Products — 0.6%
Armstrong World Industries, Inc.	3,222	157,137

Total INDUSTRIALS		2,600,024

FINANCIALS — 4.8%
Real Estate Investment Trusts — 3.3%
American Capital Agency Corp.	13,857	409,336
Boston Properties, Inc.	3,911	410,616

		819,952

Real Estate Management & Development — 1.5%
CBRE Group, Inc. — A**	18,139	362,054

Total FINANCIALS		1,182,006

MATERIALS — 3.9%
Metals & Mining — 3.9%
Allied Nevada Gold Corp.**	10,244	333,237
Carpenter Technology Corp.	12,042	628,954

		962,191

Total MATERIALS		962,191

TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
Crown Castle International Corp.**	3,017	160,927

Total TELECOMMUNICATION SERVICES		160,927

Total EQUITY SECURITIES (Cost $18,840,115)		23,682,976

TOTAL INVESTMENTS (COST $18,840,115)	95.9%	$23,682,976
Other Assets In Excess Of Liabilities	4.1%	1,000,925

Net Assets	100.0%	$24,683,901

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$18,956,385

Gross Appreciation	$4,930,559
Gross Depreciation	(203,968)

Net Appreciation	$4,726,591

**	Non-income producing security

SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 99.1%

INFORMATION TECHNOLOGY — 28.0%
Computers & Peripherals — 8.2%
Apple Inc.**	2,923	$1,752,251
Communications Equipment — 7.0%
Cisco Systems, Inc.	5,977	126,414
F5 Networks, Inc.**	2,875	388,010
Qualcomm, Inc.	10,121	688,430
Riverbed Technology, Inc.**	10,665	299,473

		1,502,327

Semiconductors & Semiconductor Equipment — 4.4%
ARM Holdings PLC — SP ADR	9,999	282,872
Intel Corp.	12,884	362,169
NVIDIA Corp.**	18,901	290,886

		935,927

Internet Software & Services — 3.4%
Baidu, Inc. — SP ADR**	1,656	241,395
Google, Inc. — A**	534	342,422
Rackspace Hosting, Inc.**	2,590	149,676

		733,493

Software — 2.8%
Check Point Software
Technologies, Ltd.**	8,180	522,211
Salesforce.com, Inc.**	559	86,371

		608,582

IT Services — 1.6%
Accenture PLC — A	3,225	208,012
MasterCard, Inc. — A	301	126,583

		334,595

Electronic Equipment, Instruments & Components — 0.6%
IPG Photonics Corp.**	2,312	120,340

Total INFORMATION TECHNOLOGY		5,987,515

CONSUMER DISCRETIONARY — 15.5%
Hotels, Restaurants & Leisure — 7.1%
Las Vegas Sands Corp.	7,684	442,368
McDonald’s Corp.	5,503	539,844
Starbucks Corp.	9,650	539,338

		1,521,550

Textiles, Apparel & Luxury Goods — 3.4%
Coach, Inc.	2,024	156,415
Deckers Outdoor Corp.**	2,020	127,361
Lululemon Athletica, Inc.**	1,760	131,437
NIKE, Inc. — B	2,933	318,054

		733,267

Specialty Retail — 2.6%
Bed Bath & Beyond, Inc.**	1,214	79,845
DSW, Inc. — A	3,195	174,990
Ross Stores, Inc.	5,125	297,762

		552,597

Automobiles — 1.4%
Ford Motor Co.	23,033	287,682
Multiline Retail — 1.0%
Macy’s, Inc.	5,586	221,932

Total CONSUMER DISCRETIONARY		3,317,028

HEALTH CARE — 14.4%
Pharmaceuticals — 6.0%
Allergan, Inc.	3,678	350,992

	Number of Shares	Market Value (Note A)

Bristol-Myers Squibb Co.	7,582	$255,892
Perrigo Co.	1,809	186,888
Pfizer, Inc.	9,024	204,484
Shire PLC — ADR	2,961	280,555

		1,278,811

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.**	5,804	538,959
Biogen Idec, Inc.**	1,844	232,289
BioMarin Pharmaceutical, Inc.**	5,162	176,798

		948,046

Health Care Technology — 2.2%
Cerner Corp.**	1,192	90,783
SXC Health Solutions Corp.**	5,020	376,299

		467,082

Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corp.**	1,234	89,749
Intuitive Surgical, Inc.**	543	294,170

		383,919

Total HEALTH CARE		3,077,858

CONSUMER STAPLES — 13.4%
Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	6,932	629,426
Whole Foods Market, Inc.	3,566	296,691

		926,117

Beverages — 4.3%
Brown-Forman Corp. — B	4,416	368,250
Diageo PLC — SP ADR	2,336	225,424
Monster Beverage Corp.**	5,129	318,460

		912,134

Food Products — 3.0%
Kraft Foods, Inc. — A	9,196	349,540
The Hershey Co.	4,875	298,984

		648,524

Household Products — 1.8%
Church & Dwight Co., Inc.	7,956	391,356

Total CONSUMER STAPLES		2,878,131

INDUSTRIALS — 9.3%
Aerospace & Defense — 3.3%
Precision Castparts Corp.	2,132	368,623
Spirit Aerosystems Holdings, Inc. — A**	13,457	329,158

		697,781

Machinery — 2.8%
Caterpillar, Inc.	1,372	146,145
Cummins, Inc.	1,521	182,581
Joy Global, Inc.	2,272	166,992
SPX Corp.	1,397	108,309

		604,027

Marine — 1.8%
Kirby Corp.**	5,814	382,503
Construction & Engineering — 0.8%
KBR, Inc.	5,053	179,634
Building Products — 0.6%
Armstrong World Industries, Inc.**	2,814	137,239

Total INDUSTRIALS		2,001,184

Driehaus Large Cap Growth Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Number of Shares	Market Value (Note A)

ENERGY — 8.5%
Energy Equipment & Services — 4.7%
Cameron International Corp.**	7,867	$415,614
Halliburton Co.	4,754	157,785
Seadrill, Ltd.	5,962	223,635
Tidewater, Inc.	3,928	212,191

		1,009,225

Oil, Gas & Consumable Fuels — 3.8%
Occidental Petroleum Corp.	1,752	166,843
Pioneer Natural Resources Co.	5,779	644,879

		811,722

Total ENERGY		1,820,947

FINANCIALS — 5.0%
Real Estate Investment Trusts — 5.0%
American Capital Agency Corp.	11,965	353,446
American Tower Corp	6,188	389,968
Boston Properties, Inc.	3,169	332,713

		1,076,127

Total FINANCIALS		1,076,127

MATERIALS — 5.0%
Metals & Mining — 3.5%
Carpenter Technology Corp.	9,823	513,055
Newmont Mining Corp.	4,456	228,459

		741,514

Chemicals — 1.5%
Praxair, Inc.	2,798	320,763

Total MATERIALS		1,062,277

Total EQUITY SECURITIES (Cost $16,378,825)		21,221,067

TOTAL INVESTMENTS (COST $16,378,825)	99.1%	$21,221,067
Other Assets In Excess Of Liabilities	0.9%	182,110

Net Assets	100.0%	$21,403,177

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$16,517,317

Gross Appreciation	$5,056,036
Gross Depreciation	(352,286)

Net Appreciation	$4,703,750

**	Non-income producing security

ADR	—	American Depository Receipt
SP ADR	—	Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2012 is as follows:

Fund	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$226,224,823	$226,224,823	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$831,829,122	$831,829,122	$—	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$45,728,754	$45,728,754	$—	$—
Equity Certificates	3,439,827	3,439,827	—	—
Purchased Put Options by Risk Category
Equity Contracts	261,500	261,500	—	—

Total Investments	$49,430,081	$49,430,081	$—	$—

Liabilities:
Written Put Options by Risk Category
Equity Contracts	$80,000	$80,000	$—	$—

Total Liabilities	$80,000	$80,000	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$237,779,619	$237,779,619	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$33,907,216	$33,907,216	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$23,682,976	$23,682,976	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$21,221,067	$21,221,067	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended March 31, 2012, securities with end of period values of $5,242,822, $87,561,417, $4,082,822 and $6,121,833 held by the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund, the Driehaus Emerging Markets Small Cap Growth Fund and the Driehaus International Small Cap Growth Fund, respectively, were transferred from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2012 through March 31, 2012, the average volume of purchased and written options for the Driehaus Emerging Markets Small Cap Growth Fund is $493,423 and $184,059, respectively.

The premium amount and the number of option contracts written during the period ended March 31, 2012, were as follows:

	Number of Contracts	Premium Amount
Driehaus Emerging Markets Small Cap Growth Fund
Options outstanding at December 31, 2011	4,583	$204,989
Options written	35,000	826,322
Options closed	(23,083)	(636,496)
Options expired	(12,500)	(231,686)

Options outstanding as of March 31, 2012	4,000	$163,129

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2012, the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 2.24%
Bear Stearns Asset Backed Securities Trust 0.30%, 2/25/28[2]	$2,391,508	$2,292,859
Citigroup Mortgage Loan Trust, Inc. 0.31%, 1/25/37[2]	410,787	165,964
CNL Funding 7.65%, 6/18/14[1]	3,208,377	3,321,334
Countrywide Asset-Backed Certificates 0.72%, 4/25/34[2]	122,988	96,406
Fannie Mae REMICS 0.89%, 9/25/23[2]	16,399,305	16,581,780
Fannie Mae REMICS 0.56%, 6/25/36[2]	15,237,662	15,187,332
Freddie Mac REMICS 0.44%, 1/15/35[2]	8,366,970	8,308,008
JP Morgan Alternative Loan Trust 0.30%, 3/25/37[2]	149,603	139,076
MBNA Credit Card Master Note Trust 0.48%, 9/15/14[2]	15,000,000	15,001,425
Merrill Lynch Mortgage Investors, Inc. 0.71%, 8/25/35[2]	124,929	96,304

Total ASSET-BACKED SECURITIES (Cost $61,000,157)		61,190,488

BANK LOANS — 9.09%
Auto Manufacturers — 1.45%
General Motors Holdings LLC 5.76%, 10/27/15[2]	44,000,000	39,505,840
Commercial Services — 0.90%
Altegrity, Inc. 7.75%, 2/21/15[2]	24,569,483	24,546,388
Electronics — 0.37%
NuSil Technology LLC 5.25%, 3/28/17[2]	10,238,642	10,230,143
Internet — 0.09%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2,3]	2,481,250	2,419,219
Mining — 0.57%
American Rock Salt Co., LLC 5.50%, 4/25/17[2]	16,360,479	15,532,312
Retail — 2.07%
Claire’s Stores, Inc. 3.09%, 5/29/14[2]	14,452,106	13,721,697
Gymboree Corp. 5.00%, 2/23/18[2]	12,434,578	11,761,619
Neiman Marcus Group, Inc. 4.75%, 5/16/18[2]	31,000,000	30,951,640

		56,434,956

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 1.69%
First Data Corp. 2.99%, 9/24/14[2]	$8,278,757	$7,968,303
First Data Corp. 2.99%, 9/24/14[2]	11,263,157	10,840,789
First Data Corp. 3.04%, 9/24/14[2]	28,458,087	27,390,908

		46,200,000

Telecommunications — 1.95%
Arinc, Inc. 6.25%, 10/26/15[2]	36,000,000	35,235,000
LightSquared LP 6.00%, 10/1/14[2]	36,807,674	16,545,049
Sorenson Communications, Inc. 6.00%, 8/16/13[2]	1,501,855	1,475,723

		53,255,772

Total BANK LOANS (Cost $267,248,041)		248,124,630

CORPORATE BONDS — 46.38%
Banks — 3.12%
Chase Capital II 1.05%, 2/1/27[2]	11,879,000	9,074,807
First Chicago NBD Institutional Capital I 1.10%, 2/1/27[2]	725,000	568,078
JP Morgan Chase Capital XXIII 1.50%, 5/15/47[2]	11,000,000	8,159,668
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	47,998,018
JPMorgan Chase Capital XXI 1.49%, 2/2/37[2]	15,000,000	10,883,175
Morgan Stanley 7.30%, 5/13/19	8,000,000	8,609,296

		85,293,042

Biotechnology — 0.83%
STHI Holding Corp. 8.00%, 3/15/18[1]	21,389,000	22,672,340
Chemicals — 1.65%
CF Industries, Inc. 7.13%, 5/1/20	3,495,000	4,163,419
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,070,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Momentive Performance Materials, Inc. 12.50%, 6/15/14	$9,231,000	$9,854,092
Momentive Performance Materials, Inc. 11.50%, 12/1/16	34,740,000	28,834,200

		44,921,711

Commercial Services — 1.67%
DynCorp International, Inc. 10.38%, 7/1/17	25,280,000	21,962,000
Wyle Services Corp. 10.50%, 4/1/18[1,4]	22,285,000	23,566,388

		45,528,388

Computers — 2.04%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	36,330,000	39,781,350
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	15,956,250

		55,737,600

Diversified Financial Services — 2.42%
American Express Co. 6.80%, 9/1/66[2]	56,843,000	57,979,860
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	8,226,240

		66,206,100

Electric — 0.26%
Edison Mission Energy 7.00%, 5/15/17	11,450,000	7,213,500
Entertainment — 1.85%
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16[1]	15,137,000	16,934,519
Production Resource Group, Inc. 8.88%, 5/1/19[1]	30,475,000	25,827,562
WM Finance Corp. 9.50%, 6/15/16[1]	3,500,000	3,815,000
WMG Acquisition Corp. 9.50%, 6/15/16	3,500,000	3,815,000

		50,392,081

Healthcare - Products — 1.49%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	39,666,000	40,756,815
Healthcare - Services — 2.32%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	16,864,650
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,601,250

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthsouth Corp. 7.75%, 9/15/22	$20,541,000	$22,184,280
Kindred Healthcare, Inc. 8.25%, 6/1/19	8,400,000	7,318,500
National Mentor, Inc. 12.50%, 2/15/18[1]	15,850,000	15,374,500

		63,343,180

Household Products/Wares — 1.09%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	35,575,000	29,705,125
Insurance — 1.27%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	30,458,750
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	7,150,000	4,325,750

		34,784,500

Iron/Steel — 0.60%
Allegheny Technologies, Inc. 9.38%, 6/1/19	13,000,000	16,414,320
Leisure Time — 1.72%
Equinox Holdings, Inc. 9.50%, 2/1/16[1]	43,967,000	47,017,211
Media — 1.00%
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	654,750
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,631,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	27,605,000	23,878,325

		27,164,075

Metal Fabricate/Hardware — 0.21%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19[1]	5,527,000	5,803,350
Miscellaneous Manufacturing — 2.39%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	25,700,000	27,499,000
GE Capital Trust I 6.38%, 11/15/67[2]	37,140,000	37,789,950

		65,288,950

Oil & Gas — 1.44%
PetroBakken Energy Ltd. (Canada) 8.63%, 2/1/20[1,3]	2,000,000	2,085,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Venoco, Inc. 8.88%, 2/15/19	$40,780,000	$37,313,700

		39,398,700

Packaging & Containers — 0.90%
Berry Plastics Corp. 4.35%, 9/15/14[2]	9,000,000	8,730,000
Berry Plastics Corp. 9.75%, 1/15/21	14,500,000	15,841,250

		24,571,250

Pharmaceuticals — 0.28%
Patheon, Inc. (Canada) 8.63%, 4/15/17[1,3]	8,750,000	7,525,000
Pipelines — 1.42%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	34,220,214
Oneok, Inc. 6.00%, 6/15/35	4,250,000	4,530,258

		38,750,472

Retail — 6.97%
Gymboree Corp. 9.13%, 12/1/18	17,500,000	16,143,750
Michaels Stores, Inc. 11.38%, 11/1/16	18,730,000	19,901,749
Michaels Stores, Inc. 7.75%, 11/1/18	31,300,000	33,334,500
Neiman Marcus Group, Inc. 10.38%, 10/15/15	19,985,000	20,809,581
Rite Aid Corp. 6.88%, 8/15/13	11,400,000	11,685,000
Rite Aid Corp. 9.38%, 12/15/15	17,000,000	17,467,500
Rite Aid Corp. 10.38%, 7/15/16	30,350,000	32,322,750
Rite Aid Corp. 9.50%, 6/15/17	20,850,000	20,902,125
Rite Aid Corp. 10.25%, 10/15/19	5,000,000	5,756,250
Rite Aid Corp. 9.25%, 3/15/20[1]	11,800,000	11,918,000

		190,241,205

Software — 1.45%
First Data Corp. 11.25%, 3/31/16	29,165,000	26,394,325

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	$12,000,000	$13,320,000

		39,714,325

Telecommunications — 7.99%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	16,500,000	13,695,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	36,051,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	67,000,000	66,665,000
CommScope, Inc. 8.25%, 1/15/19[1]	50,300,000	53,569,500
NII Capital Corp. 7.63%, 4/1/21	28,427,000	27,787,392
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	6,000,000	5,865,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	10,000,000	11,150,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	3,000,000	3,352,500

		218,135,392

Total CORPORATE BONDS (Cost $1,260,334,058)		1,266,578,632

CONVERTIBLE CORPORATE BONDS — 9.38%
Auto Manufacturers — 2.21%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	60,467,750
Computers — 1.35%
SanDisk Corp. 1.50%, 8/15/17	31,100,000	36,814,625
Electrical Components & Equipment — 2.59%
SunPower Corp. 4.50%, 3/15/15	47,334,000	42,363,930
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	35,822,000	28,344,157

		70,708,087

Internet — 0.86%
WebMD Health Corp. 2.25%, 3/31/16[4]	24,450,000	23,349,750
Lodging — 0.64%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	17,608,725

Real Estate Investment Trusts — 1.13%
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	30,877,500

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 0.38%
Electronic Arts, Inc. 0.75%, 7/15/16[1]	$11,220,000	$10,322,400
Telecommunications — 0.22%
Nortel Networks Corp. (Canada) 1.75%, 4/15/12[3,5]	6,000,000	5,883,750

Total CONVERTIBLE CORPORATE BONDS (Cost $252,879,808)		256,032,587

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.04%
Freddie Mac Non Gold Pool 2.54%, 6/1/34[2]	1,047,565	1,105,051

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,047,533)		1,105,051

COMMON STOCK — 2.08%
Airlines — 0.10%
United Continental Holdings, Inc.*	118,124	2,539,666
Auto Manufacturers — 1.19%
General Motors Co.*	1,269,763	32,569,421
Auto Parts & Equipment — 0.46%
Lear Corp.	271,483	12,621,245
Software — 0.33%
Microsoft Corp.	280,637	9,050,543

Total COMMON STOCK (Cost $65,800,942)		56,780,875

CONVERTIBLE PREFERRED STOCK — 4.66%
Auto Manufacturers — 0.08%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/32[4]	475,000	90,250
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 7/15/33[4]	11,790,650	2,240,223

		2,330,473

Banks — 2.12%
Bank of America Corp. 7.25%, 12/31/49	54,396	53,248,245
Citigroup, Inc. 7.50%, 12/15/12	45,000	4,658,850

		57,907,095

Telecommunications — 2.46%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	82,662	67,162,875

Total CONVERTIBLE PREFERRED STOCK (Cost $132,136,378)		127,400,443

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 3.52%
Banks — 0.37%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	400,000	$10,120,000
Office/Business Equipment — 1.99%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,950	54,313,638
Telecommunications — 1.16%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	31,626,259

Total PREFERRED STOCKS (Cost $92,591,190)		96,059,897

PURCHASED CALL OPTIONS — 0.12%
Standard and Poor’s 500 Index, Exercise Price: $1,375.00, Expiration Date: May, 2012*	660	3,210,900

Total PURCHASED CALL OPTIONS (Cost $1,849,996)		3,210,900

PURCHASED PUT OPTIONS — 0.05%
Standard and Poor’s 500 Index, Exercise Price: $1,325.00, Expiration Date: May, 2012*	660	627,000
The Goodyear Tire & Rubber Company, Exercise Price: $13.00, Expiration Date: April, 2012*	3,176	558,976
The Goodyear Tire & Rubber Company, Exercise Price: $11.00, Expiration Date: April, 2012*	4,068	122,040

Total PURCHASED PUT OPTIONS (Cost $3,501,742)		1,308,016

DEMAND DEPOSIT — 27.78%
UMB Money Market Fiduciary 0.01%	758,692,880	758,692,880

Total DEMAND DEPOSIT (Cost $758,692,880)		758,692,880

WARRANTS — 1.16%
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date 7/10/16	1,136,155	18,894,258
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,136,155	12,724,936

Total WARRANTS (Cost $49,797,274)		31,619,194

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $2,946,879,999)	106.50%	$2,908,103,593
Liabilities less Other Assets	(6.50)%	(177,450,721)

Net Assets	100.00%	$2,730,652,872

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (7.21)%
CORPORATE BONDS — (1.22)%
Auto Manufacturers — (0.97)%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 6/15/19	$(26,000,000)	$(26,390,000)
Chemicals — (0.25)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,795,000)

Total CORPORATE BONDS (Proceeds $31,461,919)		(33,185,000)

CONVERTIBLE CORPORATE BONDS — (1.80)%
Software — (1.52)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(41,437,500)
Telecommunications — (0.28)%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/25	(7,850,000)	(7,791,125)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $45,306,422)		(49,228,625)

COMMON STOCK — (4.19)%
Airlines — 0.00%
United Continental Holdings, Inc.*	(1,848)	(39,732)
Auto Manufacturers — (1.73)%
Ford Motor Co.*	(3,788,112)	(47,313,519)
Banks — (0.36)%
Bank of America Corp.	(1,028,321)	(9,841,032)
Computers — (0.75)%
SanDisk Corp.*	(415,402)	(20,599,785)
Electrical Components & Equipment — 0.00%
SunPower Corp.*	(13,869)	(88,484)
Healthcare - Services — (0.02)%
Kindred Healthcare, Inc.*	(75,836)	(655,223)
Internet — (0.08)%
WebMD Health Corp.*	(80,970)	(2,071,212)
Lodging — (0.44)%
Gaylord Entertainment Co.*	(387,621)	(11,938,727)
Real Estate Investment Trusts — (0.72)%
Host Hotels & Resorts, Inc.	(1,193,449)	(19,596,433)
Software — (0.09)%
Electronic Arts, Inc.*	(144,100)	(2,374,768)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total COMMON STOCK (Proceeds $120,103,225)		$(114,518,915)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $196,871,566)	(7.21)%	$(196,932,540)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	$15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$298,832	Bankruptcy/FTP	B
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	Pay	5.00	12/20/2012	(278,812)	191,469	Bankruptcy/FTP	B
Morgan Stanley	American Express Co. 5.50%, 9/12/16	25,000,000	Pay	1.00	12/20/2016	324,580	(745,476)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	10,000,000	Pay	1.00	12/20/2016	1,499,776	(939,689)	Bankruptcy/FTP	A-
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	11,000,000	Pay	1.00	9/20/2014	848,323	(946,244)	Bankruptcy/FTP	A-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(1,044,831)	Bankruptcy/FTP	BB-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(861,076)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(167,194)	Bankruptcy/FTP	BB-
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	5,000,000	Pay	1.00	12/20/2016	432,520	(229,762)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	5,000,000	Pay	1.00	12/20/2016	379,663	(176,906)	Bankruptcy/FTP	A-
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	386,635	Bankruptcy/FTP	CCC+
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(303)	Bankruptcy/FTP	CCC+
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	276,635	Bankruptcy/FTP	CCC+
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	83,876	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	7,560,000	Pay	5.00	12/20/2013	2,083,725	(2,294,478)	Bankruptcy/FTP	N/A
Goldman Sachs	Dow Jones CDX NA Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	26,009	Bankruptcy/FTP	N/A
Goldman Sachs	Enbridge Energy, L.P. 4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	(88,427)	Bankruptcy/FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	5,000,000	Pay	5.00	6/20/2016	350,000	153,005	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	13,000,000	Pay	5.00	3/10/2017	1,690,000	38,193	Bankruptcy/FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	126,091	Bankruptcy/FTP	BBB+
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	10,000,000	Pay	1.00	12/20/2016	1,067,644	(499,371)	Bankruptcy/FTP	BB+

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	$5,000,000	Pay	5.00%	12/20/2016	$124,119	$(317,000)	Bankruptcy/FTP	B
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	23,973	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	79,588	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	700,000	(597,579)	Bankruptcy/FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	(622,579)	Restructuring/ Bankruptcy/FTP	B+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(152,657)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(123,972)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	15,000,000	Pay	1.00	12/20/2015	679,159	(514,382)	Restructuring/ Bankruptcy/FTP	BB-
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,827,721)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	(2,052,106)	Restructuring/ Bankruptcy/FTP	B
Goldman Sachs	Markit CDX NA High Yield Series 16 Index	14,400,000	Pay	5.00	12/20/2016	1,520,875	(1,313,600)	Bankruptcy/FTP	N/A
Merrill Lynch	Markit CDX NA High Yield Series 16 Index	5,000,000	Pay	5.00	12/20/2016	550,000	(478,030)	Bankruptcy/FTP	N/A
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	15,000,000	Pay	1.00	12/20/2015	1,047,333	(301,494)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	4,500,000	Pay	1.00	3/20/2016	273,169	(17,270)	Bankruptcy/FTP	BBB-
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(1,087,713)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	25,000,000	Pay	1.00	3/20/2016	562,996	1,288,774	Bankruptcy/FTP	BBB-
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	5,000,000	Pay	1.00	9/20/2016	164,656	300,160	Bankruptcy/FTP	BBB-
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	5,000,000	Pay	1.00	12/20/2016	244,614	271,138	Bankruptcy/FTP	BBB-
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	683,506	Bankruptcy/FTP	BB
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	5,000,000	Pay	5.00	3/20/2016	475,000	186,191	Bankruptcy/FTP	CC
Merrill Lynch	Rite Aid Corp. 7.70%, 2/15/27	10,000,000	Pay	5.00	12/20/2013	700,000	(948,375)	Bankruptcy/FTP	CCC

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	$10,000,000	Pay	5.00%	12/20/2016	$406,250	$(1,126,532)	Bankruptcy/FTP	BB
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	5,000,000	Pay	5.00	3/20/2016	(354,760)	690,214	Bankruptcy/FTP	B+
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	245,023	Bankruptcy/FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	57,229	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	61,332	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(634,091)	Bankruptcy/FTP	BB+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	(209,731)	Bankruptcy/FTP	BB+
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(237,991)	Bankruptcy/FTP	BBB-
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(79,453)	Restructuring/ Bankruptcy/FTP	BBB
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	5,000,000	Pay	5.00	12/20/2016	255,000	(801,459)	Bankruptcy/FTP	BB

Total Credit Default Swaps						17,654,629	(16,969,619)

Total Swaps Contracts						$17,654,629	$(16,969,619)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

N/A=Not Available

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2012 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(1,711)	June 2012	($945,871)
U.S. 10 Year Treasury Note	(2,909)	June 2012	(3,312,638)
U.S. 30 Year Treasury Note	(232)	June 2012	(675,629)

Total Futures Contracts			($4,934,138)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 5.80%
Internet — 1.49%
Mood Media Corp. (Canada) 10.25%, 9/24/18[2,3]	$4,000,000	$3,774,000
Media — 1.00%
Cumulus Media, Inc. 8.25%, 1/14/19[2]	2,500,000	2,530,725
Oil & Gas — 1.57%
Buffalo Gulf Coast Terminals 7.50%, 9/2/17[2]	3,980,000	3,980,000
Retail — 1.16%
Targus Group International 11.75%, 5/12/16	2,977,500	2,955,169
Telecommunications — 0.58%
Arinc, Inc. 6.25%, 10/26/15[2]	1,500,000	1,468,125

Total BANK LOANS (Cost $14,758,502)		14,708,019

CORPORATE BONDS — 68.01%
Agriculture — 1.66%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	4,830,000	4,214,175
Banks — 1.76%
ABN Amro North American Holding Preferred Capital Repackage Trust I 6.52%, 12/29/49[1,2]	5,500,000	4,455,000
Building Materials — 3.54%
Cemex SAB de CV (Mexico) 5.47%, 9/30/15[1,2,3]	9,930,000	8,961,825
Chemicals — 4.49%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 5.00%, 11/15/14[2]	3,000,000	2,745,000
Momentive Performance Materials, Inc. 12.50%, 6/15/14	3,000,000	3,202,500
Momentive Performance Materials, Inc. 11.50%, 12/1/16	6,530,000	5,419,900

		11,367,400

Commercial Services — 4.76%
DynCorp International, Inc. 10.38%, 7/1/17	6,647,000	5,774,581
iPayment, Inc. 10.25%, 5/15/18	6,833,000	6,286,360

		12,060,941

Electric — 1.75%
Atlantic Power Corp. 9.00%, 11/15/18[1,3]	2,500,000	2,525,000

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Edison Mission Energy 7.00%, 5/15/17	$3,050,000	$1,921,500

		4,446,500

Entertainment — 5.52%
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16[1]	5,000,000	5,593,750
Production Resource Group, Inc. 8.88%, 5/1/19[1]	5,500,000	4,661,250
WMG Acquisition Corp. 11.50%, 10/1/18[1]	3,500,000	3,745,000

		14,000,000

Healthcare - Products — 4.04%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,148,075
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18[1]	2,000,000	2,077,500

		10,225,575

Healthcare - Services — 4.11%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	500,000	495,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	5,955,000	5,188,294
National Mentor, Inc. 12.50%, 2/15/18[1]	4,875,000	4,728,750

		10,412,044

Household Products/Wares — 0.96%
Armored Autogroup, Inc. 9.25%, 11/1/18[1]	2,900,000	2,421,500
Insurance — 1.25%
MBIA Insurance Corp. 14.00%, 1/15/33[1,2]	5,250,000	3,176,250
Iron/Steel — 3.63%
Edgen Murray Corp. 12.25%, 1/15/15	8,973,000	9,197,325
Mining — 3.11%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	6,000,000	6,000,000
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,892,400

		7,892,400

Oil & Gas — 7.84%
ATP Oil & Gas Corp. 11.88%, 5/1/15	6,000,000	4,380,000

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Newfield Exploration Co. 5.75%, 1/30/22	$1,000,000	$1,047,500
United Refining Co. 10.50%, 2/28/18	8,600,000	8,879,500
Venoco, Inc. 8.88%, 2/15/19	6,075,000	5,558,625

		19,865,625

Oil & Gas Services — 0.50%
Key Energy Services, Inc. 6.75%, 3/1/21[1]	1,250,000	1,278,125
Packaging & Containers — 3.88%
Berry Plastics Corp. 9.75%, 1/15/21	9,000,000	9,832,500
Retail — 2.94%
Michaels Stores, Inc. 11.38%, 11/1/16	3,000,000	3,187,680
Rite Aid Corp. 6.88%, 8/15/13	2,000,000	2,050,000
Rite Aid Corp. 9.25%, 3/15/20[1]	2,200,000	2,222,000

		7,459,680

Software — 1.36%
First Data Corp. 11.25%, 3/31/16	2,335,000	2,113,175
Sophia LP / Sophia Finance, Inc. 9.75%, 1/15/19[1]	1,250,000	1,334,375

		3,447,550

Telecommunications — 10.31%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	6,000,000	4,980,000
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/16[1]	9,000,000	9,855,000
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,932,500
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	7,500,000	8,362,500

		26,130,000

Transportation — 0.60%
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	2,000,000	1,510,000

Total CORPORATE BONDS (Cost $169,761,114)		172,354,415

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 11.43%
Electrical Components & Equipment — 3.66%
SunPower Corp. 4.50%, 3/15/15	$6,836,000	$6,118,220
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13[3]	4,000,000	3,165,000

		9,283,220

Pharmaceuticals — 0.30%
MannKind Corp. 3.75%, 12/15/13	1,355,000	763,881
Retail — 3.90%
Regis Corp. 5.00%, 7/15/14	7,400,000	9,879,000
Software — 3.57%
Nuance Communications, Inc. 2.75%, 11/1/31[1]	8,000,000	9,040,000

Total CONVERTIBLE CORPORATE BONDS (Cost $28,339,953)		28,966,101

COMMON STOCK — 2.30%
Auto Manufacturers — 0.10%
General Motors Co.*	9,541	244,727
Beverages — 0.54%
Molson Coors Brewing Co.- B	30,400	1,375,600
Building Materials — 0.27%
Cemex SAB de CV — ADR (Mexico)*[3]	89,495	694,482
Retail — 1.39%
Rite Aid Corp.*	2,017,905	3,511,155

Total COMMON STOCK (Cost $5,607,325)		5,825,964

CONVERTIBLE PREFERRED STOCK — 5.18%
Auto Manufacturers — 1.33%
General Motors Co. 4.75%, 12/1/13	80,000	3,348,000
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41[4]	94,958	18,042

		3,366,042

Telecommunications — 3.85%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	12,000	9,750,000

Total CONVERTIBLE PREFERRED STOCK (Cost $14,155,013)		13,116,042

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED CALL OPTIONS — 0.11%
Standard and Poor’s 500 Index, Exercise Price: $1,375.00, Expiration Date: May, 2012*	60	$291,900

Total PURCHASED CALL OPTIONS (Cost $168,181)		291,900

PURCHASED PUT OPTIONS — 0.56%
ATP Oil & Gas Corp., Exercise Price: $5.00, Expiration Date: June, 2012*	3,750	135,000
ATP Oil & Gas Corp., Exercise Price: $6.00, Expiration Date: June, 2012*	5,250	315,000
Freeport-McMoRan Copper & Gold, Inc., Exercise Price: $40.00, Expiration Date: May, 2012*	135	46,575
MBIA, Inc., Exercise Price: $9.00, Expiration Date: August, 2012*	1,412	224,508
MBIA, Inc., Exercise Price: $10.00, Expiration Date: May, 2012*	1,251	185,148
Overseas Shipholding Group, Inc., Exercise Price: $8.00, Expiration Date: January, 2013*	1,030	149,350
RadioShack Corp., Exercise Price: $6.00, Expiration Date: October, 2012*	200	21,000
RadioShack Corp., Exercise Price: $7.00, Expiration Date: October, 2012*	1,683	274,329
Standard and Poor’s 500 Index, Exercise Price: $1,325.00, Expiration Date: May, 2012*	60	57,000

Total PURCHASED PUT OPTIONS (Cost $2,101,545)		1,407,910

DEMAND DEPOSIT — 8.42%
UMB Money Market Fiduciary 0.01%	21,344,437	21,344,437

Total DEMAND DEPOSIT (Cost $21,344,437)		21,344,437

WARRANTS — 0.10%
Cuco Resources Ltd. - Strike Price $4.00, Expiration Date 12/1/16[4]	600,000	—
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date 7/10/16	8,675	144,265
General Motors Co. - CW 19, Strike Price $18.33, Expiration Date 7/10/19	8,675	97,160

Total WARRANTS (Cost $398,024)		241,425

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $256,634,094)	101.91%	$258,256,213
Liabilities less Other Assets	(1.91)%	(4,850,869)

Net Assets	100.00%	$253,405,344

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (9.06)%
CORPORATE BONDS — (2.84)%
Building Materials — (0.75)%
Cemex SAB de CV (Mexico) 4.88%, 3/15/15[3]	$(2,000,000)	$(1,900,000)
Oil & Gas — (2.09)%
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,287,500)

Total CORPORATE BONDS (Proceeds $6,943,439)		(7,187,500)

CONVERTIBLE CORPORATE BONDS — (2.08)%
Beverages — (2.08)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(5,000,000)	(5,275,000)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $5,288,389)		(5,275,000)

COMMON STOCK — (4.13)%
Banks — (0.21)%
Bank of America Corp.	(54,577)	(522,302)
Healthcare - Services — (0.09)%
Kindred Healthcare, Inc.*	(26,675)	(230,472)
Retail — (2.58)%
Regis Corp.	(354,942)	(6,541,581)
Software — (1.25)%
Nuance Communications, Inc.*	(123,844)	(3,167,929)

Total COMMON STOCK (Proceeds $9,900,512)		(10,462,284)

WRITTEN CALL OPTIONS — (0.01)%
ATP Oil & Gas Corp., Exercise Price: $10.00, Expiration Date: June, 2012*	(1,067)	(21,340)
ATP Oil & Gas Corp., Exercise Price: $9.00, Expiration Date: June, 2012*	(500)	(18,500)

Total WRITTEN CALL OPTIONS (Proceeds $87,021)		(39,840)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $22,219,361)	(9.06)%	$(22,964,624)

ADR — American Depository Receipt.

*	Non-income producing security.
[1]	144A restricted security.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	$2,000,000	Pay	1.00%	3/20/2017	$40,381	$17,877	Bankruptcy/FTP	NR
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	500,000	Pay	1.00	12/20/2015	39,569	(14,708)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	500,000	Pay	1.00	3/20/2016	30,352	(1,919)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	1,000,000	Pay	1.00	3/20/2016	66,735	(2,815)	Bankruptcy/FTP	BBB-
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	3,000,000	Pay	5.00	12/20/2016	202,500	(530,375)	Bankruptcy/FTP	BB

Total Credit Default Swaps						379,537	(531,940)

Total Swaps Contracts						$379,537	$(531,940)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2012 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(53)	June 2012	$29,299
U.S. 10 Year Treasury Note	(83)	June 2012	94,517
U.S. 30 Year Treasury Note	(1)	June 2012	2,912

Total Futures Contracts			$126,728

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts[1]	Value
INTERNATIONAL FIXED INCOME INVESTMENTS — 53.21%
Argentina — 7.14%
Argentine Republic Government International Bond 7.82%, 12/31/33	1,312,764	$1,094,277
Provincia de Buenos Aires/Argentina 11.75%, 10/5/15	1,000,000	910,000

		2,004,277

Austria — 1.80%
OGX Austria GmbH 8.38%, 4/1/22	500,000	505,000
Brazil — 1.79%
Vale Overseas Ltd. 4.38%, 1/11/22	500,000	502,223
Cayman Islands — 4.79%
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/1/17	1,000,000	1,345,490
Hong Kong — 3.41%
China Resources Gas Group Ltd. 4.50%, 4/5/22	500,000	491,194
Pacnet Ltd. 9.25%, 11/9/15	500,000	465,000

		956,194

Ireland — 3.61%
RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15	30,000,000	1,014,023
Luxembourg — 11.11%
Evraz Group SA 6.75%, 4/27/18	500,000	478,150
Gazprom OAO Via Gaz Capital SA 7.29%, 8/16/37	1,000,000	1,133,880
Russian Agricultural Bank OJSC Via RSHB Capital SA 8.63%, 2/17/17	29,000,000	994,314
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/22	500,000	513,125

		3,119,469

Mexico — 7.71%
Petroleos Mexicanos 4.88%, 3/15/15	2,000,000	2,165,000
Netherlands — 1.71%
GT 2005 Bonds BV 6.00%, 7/21/14[2]	500,000	478,750
Portugal — 2.18%
Refer-Rede Ferroviaria Nacional SA 4.68%, 10/16/24	1,000,000	613,505

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts[1]	Value
United States — 1.66%
RBS Capital Trust III 5.51%, 9/29/49	750,000	$465,000
Venezuela — 6.30%
CA La Electricidad de Caracas 8.50%, 4/10/18	1,000,000	770,000
Petroleos de Venezuela SA 12.75%, 2/17/22	1,000,000	1,000,000

		1,770,000

TOTAL INTERNATIONAL FIXED INCOME INVESTMENTS (Cost $15,031,801)		14,938,931

PURCHASED PUT OPTIONS — 0.12%
OTC AUD versus USD, Exercise Price: $1.01, Expiration Date: June, 2012*	1,000,000	17,317
OTC AUD versus USD, Exercise Price: $1.02, Expiration Date: June, 2012*	1,000,000	17,596

TOTAL PURCHASED PUT OPTIONS (Cost $39,492)		34,913

DEMAND DEPOSIT — 43.25%
Northern Institutional U.S. Government Select Portfolio 0.01%	12,140,699	12,140,699

TOTAL DEMAND DEPOSIT (Cost $12,140,699)		12,140,699

TOTAL INVESTMENTS (Cost $27,211,992)	96.58%	27,114,543
Other Assets less Liabilities	3.42%	959,563

Net Assets	100.00%	$28,074,106

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

	Shares, Principal Amount, or Number of Contracts[1]	Value
SECURITIES SOLD SHORT — (0.10)%
WRITTEN CALL OPTIONS — (0.02)%
OTC AUD versus USD, Exercise Price: $1.07, Expiration Date: June, 2012*	(1,000,000)	$(4,459)
OTC USD versus JPY, Exercise Price: $77.00, Expiration Date: May, 2012*	(4,000,000)	(981)

TOTAL WRITTEN CALL OPTIONS (Proceeds $11,740)		(5,440)

WRITTEN PUT OPTIONS — (0.08)%
OTC AUD versus USD, Exercise Price: $1.07, Expiration Date: June, 2012*	(1,000,000)	(4,983)
OTC AUD versus USD, Exercise Price: $0.97, Expiration Date: June, 2012*	(1,000,000)	(7,976)
OTC AUD versus USD, Exercise Price: $0.97, Expiration Date: June, 2012*	(1,000,000)	(8,605)

TOTAL WRITTEN PUT OPTIONS (Proceeds $24,219)		(21,564)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $35,959)	(0.10)%	$(27,004)

*	Non-income producing security.
[1]	Local currency.
[2]	Variable rate security.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

AUD - Australian Dollar

JPY - Japanese Yen

USD - United States Dollar

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

Regional Weightings*

North America[1]	57.41%
Europe	20.41%
South America	15.23%
Far East	3.41%

*	All percentages are stated as a percent of net assets at March 31, 2012.
[1]	Includes demand deposit.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Bundesrepublik Deutschland 6.00%, 6/20/16	$1,000,000	Pay	0.25%	3/20/2017	$25,228	$(3,837)	Bankruptcy/FTP	AAA
Bank of America	France Government Bond OAT 4.25%, 4/25/19	1,000,000	Pay	0.25	3/20/2017	67,684	(3,312)	Bankruptcy/FTP	AA+
Goldman Sachs	Hungary Government International Bond 4.75%, 2/3/15	1,000,000	Pay	1.00	3/20/2017	174,493	11,533	Bankruptcy/FTP	BB+
Goldman Sachs	Republic of Italy 6.88%, 9/27/23	1,000,000	Pay	1.00	3/20/2017	113,362	8,389	Bankruptcy/FTP	BBB+
Goldman Sachs	Spain Government Bond 5.50%, 7/30/17	1,000,000	Pay	1.00	3/20/2017	126,153	9,944	Bankruptcy/FTP	A
Goldman Sachs	Turkey Government International Bond 11.88%, 1/15/30	1,000,000	Pay	1.00	3/20/2017	62,392	(4,928)	Bankruptcy/FTP	BB

Total Credit Default Swaps						569,312	17,789

Total Swaps Contracts						$569,312	$17,789

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2012 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Brazilian Real	May 3, 2012	1,836,700	$1,000,000	$998,784	$(1,216)
Malaysian Ringgit	April 18, 2012	1,519,050	500,000	495,174	(4,826)
Russian Ruble	April 18, 2012	19,334,055	650,000	657,474	7,474

			2,150,000	2,151,432	1,432

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2012	Unrealized Appreciation (Depreciation)
Euro	April 18, 2012	(247,808)	$(325,000)	$(330,528)	$(5,528)
Euro	June 5, 2012	(1,400,000)	(1,850,622)	(1,867,876)	(17,254)
British Pound	June 6, 2012	(815,000)	(1,291,530)	(1,302,984)	(11,454)
Japanese Yen	May 23, 2012	(41,658,200)	(500,000)	(503,546)	(3,546)
Turkish Lira	June 6, 2012	(5,111)	(2,804)	(2,825)	(21)

			(3,969,956)	(4,007,759)	(37,803)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(1,819,956)	$(1,856,327)	$(36,371)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

March 31, 2012

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) and the Driehaus International Credit Opportunities Fund (the “International Credit Opportunities Fund”) and, together with the Active Income Fund, (the “Funds”) commenced operations on September 30, 2010 and February 29, 2012, respectively. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The International Credit Opportunities Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

•	Level 1 — quoted prices for active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of level 1 and level 2 measurements and level 2 and level 3 measurements and the reasons for the transfers. During period ended March 31, 2012, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or International Opportunities Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$61,190,488	$—	$61,190,488
Bank Loans	—	248,124,630	—	248,124,630
Common Stocks
Airlines	2,539,666	—	—	2,539,666
Auto Manufacturers	32,569,421	—	—	32,569,421
Auto Parts & Equipment	12,621,245	—	—	12,621,245
Software	9,050,543	—	—	9,050,543
Convertible Corporate Bonds	—	256,032,587	—	256,032,587
Convertible Preferred Stocks
Auto Manufacturers	—	—	2,330,473	2,330,473
Banks	57,907,095	—	—	57,907,095
Telecommunications	67,162,875	—	—	67,162,875
Corporate Bonds	—	1,266,578,632	—	1,266,578,632
Demand Deposit	758,692,880	—	—	758,692,880
Preferred Stocks
Banks	10,120,000	—	—	10,120,000
Office/Business Equipment	—	54,313,638	—	54,313,638
Telecommunications	—	31,626,259	—	31,626,259
Purchased Call Options	3,210,900	—	—	3,210,900
Purchased Put Options	1,185,976	122,040	—	1,308,016
U.S. Government And Agency Securities	—	1,105,051	—	1,105,051
Warrants	31,619,194	—	—	31,619,194

Total	$986,679,795	$1,919,093,325	$2,330,473	$2,908,103,593

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$(39,732)	$—	$—	(39,732)
Auto Manufacturers	(47,313,519)	—	—	(47,313,519)
Banks	(9,841,032)	—	—	(9,841,032)
Computers	(20,599,785)	—	—	(20,599,785)
Electrical Components & Equipment	(88,484)	—	—	(88,484)
Healthcare - Services	(655,223)	—	—	(655,223)
Internet	(2,071,212)	—	—	(2,071,212)
Lodging	(11,938,727)	—	—	(11,938,727)
Real Estate Investment Trusts	(19,596,433)	—	—	(19,596,433)
Software	(2,374,768)	—	—	(2,374,768)
Convertible Corporate Bonds	—	(49,228,625)	—	(49,228,625)
Corporate Bonds	—	(33,185,000)	—	(33,185,000)

Total	$(114,518,915)	$(82,413,625)	$—	$(196,932,540)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$685,010	$—	$685,010
Futures Contracts	(4,934,138)	—	—	(4,934,138)

Total Other Financial Instruments	$(4,934,138)	$685,000	$—	$(4,249,128)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments,
at Value
Balance as of 12/31/11	$2,330,473
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 3/31/12	$2,330,473

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of March 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$14,708,019	$—	$14,708,019
Common Stocks
Auto Manufacturers	244,727	—	—	244,727
Beverages	1,375,600	—	—	1,375,600
Building Materials	694,482	—	—	694,482
Retail	3,511,155	—	—	3,511,155
Convertible Corporate Bonds	—	28,966,101	—	28,966,101
Convertible Preferred Stocks
Auto Manufacturers	3,348,000	—	18,042	3,366,042
Telecommunications	9,750,000	—	—	9,750,000
Corporate Bonds	—	166,354,415	6,000,000	172,354,415
Demand Deposit	21,344,437	—	—	21,344,437
Purchased Call Options	291,900	—	—	291,900
Purchased Put Options	1,407,910	—	—	1,407,910
Warrants	241,425	—	—	241,425

Total	$42,209,636	$210,028,535	$6,018,042	$258,256,213

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$(522,302)	$—	$—	$(522,302)
Healthcare – Services	(230,472)	—	—	(230,472)
Retail	(6,541,581)	—	—	(6,541,581)
Software	(3,167,930)	—	—	(3,167,930)
Convertible Corporate Bonds	—	(5,275,000)	—	(5,275,000)
Corporate Bonds	—	(7,187,500)	—	(7,187,500)
Purchased Call Options	(39,840)	—	—	(39,840)

Total	$(10,502,125)	$(12,462,500)	$—	$(22,964,625)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(152,402)	$—	$(152,402)
Futures Contracts	126,728	—	—	126,728

Total Other Financial Instruments	$126,728	$(152,402)	$—	$(25,674)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments,
at Value
Balance as of 12/31/11	$6,018,042
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 3/31/12	$6,018,042

The following is a summary of the inputs used to value the International Credit Opportunities Fund’s investments as of March 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments	$—	$14,938,931	$—	$14,938,931
Purchased Put Options	—	34,913	—	34,913
Demand Deposit	12,140,699	—	—	12,140,699

Total	$12,140,699	$14,973,844	$—	$27,114,543

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(5,440)	$—	$(5,440)
Written Put Options	—	(21,564)	—	(21,564)

Total	$—	$(27,004)	$—	$(27,004)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$587,101	$—	$587,101

Total Other Financial Instruments	$—	$587,101	$—	$587,101

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.

Investments in Derivatives

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service using inputs such as credit spread quotations and expected default recovery rates in their proprietary models. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2012, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of March 31, 2012, the Funds had outstanding futures contracts as listed on the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2012, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2011	1,874	$6,039,349
Options written	—	—
Options closed	—	—
Options expired	(1,874)	(6,039,349)

Options outstanding at March 31, 2012	—	$—

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended March 31, 2012, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	545	$420,220
Options written	3,000	147,787
Options closed	(1,858)	(91,346)
Options expired	(120)	(389,640)

Options outstanding at March 31, 2012	1,567	$87,021

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

The premium amount and the number of option contracts written by the International Credit Opportunities Fund during the period ended March 31, 2012, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at December 31, 2011	—	$—
Options written	(8,000,000)	(35,959)
Options closed	—	—
Options expired	—	—

Options outstanding at March 31, 2012	(8,000,000)	$(35,959)

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2012, the Funds had outstanding options as listed on the Schedule of Investments.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior bridge loan commitments. At March 31, 2012, the Active Income Fund, Select Credit Fund and International Credit Opportunities Fund had no unfunded senior bridge loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At December 31, 2011, there were no such outstanding senior loan participation commitments in the Funds.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2012

B.	FEDERAL INCOME TAXES

At March 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	International Credit Opportunities Fund
Cost of investments	$2,958,982,859	$256,660,353	$27,211,992

Proceeds from securities sold short	$(196,062,510)	$(22,040,770)	$(35,959)

Gross unrealized appreciation	$89,957,743	$9,819,378	$132,369
Gross unrealized depreciation	(141,707,039)	(9,147,372)	(220,863)

Net unrealized appreciation/(depreciation) on investments	$(51,749,296)	$672,006	$(88,494)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Robert H. Gordon
Robert H. Gordon, President (principal executive officer)

Date	May 24, 2012

By (Signature and Title)*	/s/Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	May 24, 2012

*	Print the name and title of each signing officer under his or her signature.